Royce ISI Prospectus | Royce SMid-Cap Value Fund
Royce SMid-Cap Value Fund
Investment Goal
Royce SMid-Cap Value Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce SMid-Cap Value Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce SMid-Cap Value Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		0.95%
Total annual Fund operating expenses		2.20%
Fee waivers and/or expense reimbursements		(0.85%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	1.35%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.35% through April 30, 2015 and at or below 1.99% through April 30, 2021.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Royce ISI Prospectus Royce SMid-Cap Value Fund Service Class
1 Year	137
3 Years	563
5 Years	1,014
10 Years	2,344

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of small- and mid-cap companies with stock market capitalizations from $750 million to $15 billion that Royce believes are trading below its estimate of their current worth. Royce seeks companies that it believes have strong balance sheets, other business strengths, and/or strong business prospects. It also considers companies with discernible competitive and/or industry advantages, pricing power, business franchise, and franchise sustainability.

    Normally, the Fund invests at least 80% of its net assets in equity securities of small- and mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets (measured at the time of investment) in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
    In selecting securities for the Fund, Royce generally uses a bottom-up, value approach. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2013 the Fund held less than 50 portfolio securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

    Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.27% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.36% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/13)
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns Royce ISI Prospectus Royce SMid-Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Service Class	22.91%	15.27%	6.02%	Sep. 28, 2007
After Taxes on Distributions Service Class	22.86%	15.25%	5.99%
After Taxes on Distributions and Sale of Fund Shares Service Class	13.00%	12.34%	4.74%
Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)	36.80%	21.77%	8.00%	Sep. 28, 2007